Commitments and Contingencies (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES [Abstract]
Rental expense included in operating lease	$ 24.7	$ 23.9	$ 23.9
Estimated liabilities as component of accrued and other short-term liabilities	$ 3.4